Non-controlling Interests	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Non-controlling Interests
31.  Non-controlling Interests
The total
non-controlling
interest at 31 December 2021 is $681 million (2020: $692 million) of which $498 million (2020: $501 million) relates to Republic Cement & Building Materials (RCBM), Inc. and Republic Cement Land & Resources (RCLR), Inc. The
non-controlling
interests in respect of the Group’s other subsidiaries are not considered to be material.

Name	Principal activity	Country of incorporation	Economic ownership interest held by non-controlling interest

Republic Cement & Building Materials, Inc. and Republic Cement Land & Resources Inc.	Manufacture, development and sale of cement and building materials	Philippines	45%
The following is summarised financial information for RCBM and RCLR prepared in accordance with IFRS 12
Disclosure of Interests in Other Entities
. This information is before intragroup eliminations with other Group companies.

Summarised financial information	2021 $m	2020 $m
Profit for the year	61	22

Current assets	210	250
Non-current assets	1,618	1,754
Current liabilities	(240)	(181)
Non-current liabilities	(737)	(984)
Net assets	851	839

Cash flows from operating activities	77	38
There were no dividends paid to
non-controlling
interests of the combined Philippines business during the current or the prior year.
CRH holds 40% of the equity share capital in RCBM and RCLR and has an economic interest of 55% of the combined Philippines business.
Non-controlling
interest relates to another party who holds 60% of the equity share capital in RCBM and RCLR and has an economic interest of 45%
of the combined Philippines business. CRH has obtained control (as defined under IFRS 10
Consolidated Financial Statements
) by virtue of contractual arrangements which give CRH power to direct the relevant non-nationalised
activities of the business, in compliance with Philippine law.